Other assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Other Assets And Other Liabilities [Line Items]
Other financial assets measured at amortized cost

a) Other financial assets measured at amortized cost
USD m 30.6.25 31.3.25 31.12.24
Debt securities 52,642 48,095 41,583
Loans to financial advisors 2,682 2,738 2,723
Fee- and commission-related receivables 2,716 2,493 2,231
Finance lease receivables 6,811 6,104 5,934
Settlement and clearing accounts

457 444 430
Accrued interest income 2,195 2,127 2,196
Other
1
5,043 4,864 4,182
Total other financial assets measured at amortized cost 72,546 66,864 59,279
1 Predominantly includes cash collateral provided to exchanges and clearing houses to secure securities trading activity through those counterparties.

Other non-financial assets

b) Other non-financial assets
USD m 30.6.25 31.3.25 31.12.24
Precious metals and other physical commodities

9,465 7,623 7,341
Deposits and collateral provided in connection with litigation,

regulatory and similar matters
1
2,132 2,012 1,946
Prepaid expenses 1,271 1,285 1,194
Current tax assets

1,347 1,410 1,504
VAT,

withholding tax and other tax receivables
974 816 1,129
Properties and other non-current assets held for sale 186 189 195
Assets of disposal groups held for sale
2
1,823
Other 1,708 1,799 2,149
Total other non-financial assets 17,082 15,134 17,282
1 Refer to Note 16 for more information.

2 Refer to Note 6 for more information about the sale of Select Portfolio Servicing.

Other financial liabilities measured at amortized cost

c) Other financial liabilities measured at amortized cost
USD m 30.6.25 31.3.25 31.12.24
Other accrued expenses 2,607 2,646 2,732
Accrued interest expenses 5,317 4,910 5,862
Settlement and clearing accounts 1,892 2,193 1,925
Lease liabilities 3,631 3,824 3,871
Other

5,081 5,849 7,372
Total other financial liabilities measured at amortized cost 18,528 19,421 21,762

Other financial liabilities designated at fair value

d) Other financial liabilities designated at fair value
USD m 30.6.25 31.3.25 31.12.24
Financial liabilities related to unit-linked investment contracts 19,669 17,528 17,203
Securities financing transactions 4,699 4,093 5,798
Over-the-counter debt instruments and other 5,043 5,613 5,698
Funding from UBS Group AG
1
6,119 5,557 5,342
Total other financial liabilities designated at fair value 35,529 32,792 34,041
1 Funding from UBS Group

AG consists of subordinated

debt of UBS AG

and its subsidiaries toward

UBS Group AG.

Subordinated debt consists of

unsecured debt obligations that are

contractually subordinated in
right of payment to all other present and future non-subordinated obligations of the respective issuing entity.

Other non-financial liabilities

e) Other non-financial liabilities
USD m 30.6.25 31.3.25 31.12.24
Compensation-related liabilities 5,501 4,460 6,897
of which: net defined benefit liability 739 704 691
Current tax liabilities 934 1,697 1,536
Deferred tax liabilities 322 303 283
VAT,

withholding tax and other tax payables
914 888 1,067
Deferred income 639 596 614
Liabilities of disposal groups held for sale
1
1,212
Other 119 80 304
Total other non-financial liabilities 8,429 8,024 11,911
1 Refer to Note 6 for more information about the sale of Select Portfolio Servicing.